Derivative financial instruments - Schedule of Fair Value Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Realized gain recognised in profit and loss	$ 0	$ (116)	$ 0
Unrealized gain (loss) recognised in profit and loss	$ 0	0	1,371
Unrealized gain on derivative financial instruments		0	0
Profit and loss agreement [member] | Profit and loss agreement [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain recognised in profit and loss		(116)	0
Unrealized gain (loss) recognised in profit and loss		0	1,371
Unrealized gain on derivative financial instruments		$ 0	$ 0